OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 31, 2022 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.4%)

Education (9.0%)
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	19,000	18,928
Oklahoma Development Finance Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2031	425,000	397,711
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	282,106
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	291,630
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	306,446
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	315,935
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	266,880
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	357,305
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	515,995
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	601,399
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	515,140
University of Oklahoma/The 5.000% 07/01/2034	735,000	773,470
University of Oklahoma/The 4.000% 07/01/2036	500,000	470,590
		5,113,535
General Obligation (6.6%)
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	574,550
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	563,245
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	491,573
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	375,305
City of Norman OK 3.000% 06/01/2027	765,000	750,587
Oklahoma County Independent School District No 52 Midwest City Del City 4.000% 07/01/2025	500,000	507,355
City of Stillwater OK 5.000% 06/01/2025	470,000	487,921
		3,750,536
Health Care (5.9%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	666,524
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	226,308
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	288,371
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	360,045
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	258,497
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	223,268
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	680,765
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	230,030
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	396,610
		3,330,418
Housing (1.0%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	450,000	414,239
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	155,000	147,518
		561,757
Other Revenue (47.6%)
#Alfalfa County Educational Facilities Authority 5.000% 09/01/2029	500,000	521,855
*Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,031,897
Cherokee County Economic Development Authority 5.000% 09/01/2024	500,000	512,730
Cherokee County Economic Development Authority 5.000% 09/01/2027	500,000	526,540
Cleveland County Educational Facilities Authority 5.000% 06/01/2024	1,000,000	1,022,720
Cleveland County Public Facilities Authority 4.000% 05/01/2023	480,000	481,651
Cleveland County Public Facilities Authority 4.000% 05/01/2027	250,000	253,445
Cleveland County Public Facilities Authority 5.000% 05/01/2030 Callable @ 100.000 05/01/2027	650,000	690,827
Comanche County Educational Facilities Authority 4.000% 09/01/2024	200,000	198,404
Comanche County Educational Facilities Authority 4.000% 09/01/2026	295,000	289,861
Cushing Educational Facilities Authority 5.000% 09/01/2024	1,000,000	1,027,970
Cushing Educational Facilities Authority 5.000% 09/01/2028	1,000,000	1,061,200
Delaware County Educational Facilities Authority 5.000% 09/01/2024	500,000	511,125
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	815,000	687,453
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	330,000	249,015
Grady County School Finance Authority 5.000% 12/01/2027 Callable @ 100.000 12/01/2026	1,065,000	1,108,740
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	389,976
Johnston County Educational Facilities Authority 4.000% 09/01/2031	905,000	926,050
Johnston County Educational Facilities Authority 4.000% 09/01/2032	645,000	643,233
Kay County Public Buildings Authority 5.000% 09/01/2023	1,500,000	1,515,900
Kay County Public Buildings Authority 5.000% 09/01/2027	500,000	523,840
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	218,130
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	445,915
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	487,340
McClain County Economic Development Authority 4.000% 09/01/2029	250,000	252,598
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	364,550
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	415,220
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	656,637
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	238,278
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	867,615
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	967,420
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	140,496
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	147,846
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	147,397
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	150,289
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	237,930
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	341,829
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	359,985
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	200,720
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	290,000	268,900
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	558,811
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	435,480
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	718,921
Pontotoc County Educational Facilities Authority 4.000% 09/01/2034 Callable @ 100.000 09/01/2031	625,000	584,956
Pontotoc County Educational Facilities Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2031	1,000,000	867,140
Pottawatomie County Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2030	700,000	583,513
Rogers County Educational Facilities Authority 5.000% 09/01/2024	250,000	257,037
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	250,150
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	500,040
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	551,600
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	182,204
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	507,520
		27,080,899
Pre-Refunded (5.0%)
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	103,713
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	177,753
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	435,000	433,904
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	510,645
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	378,347
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	506,575
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	754,515
		2,865,452
Transportation (3.6%)
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	600,000	562,686
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	95,247
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,252,820
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	132,170
		2,042,923
Utilities (18.7%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	747,480
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	454,425
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,011,760
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	538,925
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	489,210
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	258,255
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	515,710
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	310,281
Oklahoma Water Resources Board 5.000% 10/01/2024	250,000	258,130
Oklahoma Water Resources Board 5.000% 10/01/2025	250,000	261,730
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	751,416
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	850,000	766,351
Oklahoma Water Resources Board 5.000% 10/01/2029	250,000	273,842
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	870,750
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	423,978
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	453,483
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	2,238,750
		10,624,476

TOTAL MUNICIPAL BONDS (COST: $60,776,768 )		$55,369,996

OTHER ASSETS LESS LIABILITIES (2.6%)		$1,455,059

NET ASSETS (100.0%)		$56,825,055

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2022.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2022 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
Oklahoma Municipal Fund
Investments at cost	$60,776,768
Unrealized appreciation	$26,864
Unrealized depreciation	($5,433,636)
Net unrealized appreciation (depreciation)*	($5,406,772)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2022:

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	0	55,369,996	0	55,369,996
Total	$0	55,369,996	$0	55,369,996